Advances for Vessels Under Construction and Other Vessels' Costs (Tables)	6 Months Ended
Jun. 30, 2026
Advances for Vessels Under Construction and Other Vessels' Costs [Abstract]
Advances for Vessels Under Construction and Other Vessels' Costs
The movement in Advances for vessels under construction and other vessels’ costs from December 31, 2025, through June 30, 2026, is presented in the table below:

	Predelivery Installments	Capitalized costs	Total
Balance, December 31, 2025	$43,314	$5,411	$48,725
- transfer to Vessels, net	(64,845)	(3,908)	(68,753)
- predelivery installments to shipyard	65,768	-	65,768
- predelivery capitalized costs	-	4,659	4,659
Balance, June 30, 2026	$44,237	$6,162	$50,399